EQUITY - Equity issuance (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
EQUITY
Number of common shares issued and sold	5,003,412
Share issue price (in dollars per share)	$ 43.97
Total consideration from issuance of common shares	$ 220,000
Transaction costs	5,000
Tax expense on issuance of common shares	1,700
Increase in share capital on issuance of common shares	$ 215,000	$ 215,013